Personnel costs	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Personnel costs	Personnel costs
Total personnel costs (other than termination benefits, presented in Note D.27.) include the following items:

(€ million)	2022	2021	2020
Salaries	7,145	6,625	6,508
Social security charges (including defined-contribution pension plans)	2,098	1,929	1,874
Stock options and other share-based payment expense	245	244	274
Defined-benefit plans(a)	236	273	162
Other employee benefits	267	269	261
Total	9,991	9,340	9,079
(a) Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.

The total number of registered employees was 91,573 as of December 31, 2022, compared with 95,442 as of December 31, 2021 and 99,412 as of December 31, 2020.